Restricted cash (Details)	Jun. 30, 2012 USD ($)		Dec. 31, 2011 USD ($)		Jun. 30, 2012 Restricted term deposits USD ($)		Dec. 31, 2011 Restricted term deposits USD ($)		Jun. 30, 2012 Restricted use funds from operations - Kingman USD ($)		Dec. 31, 2011 Restricted use funds from operations - Kingman USD ($)		Jun. 30, 2012 Restricted use funds from operations - Windstar USD ($)		Dec. 31, 2011 Restricted use funds from operations - Windstar USD ($)	Jun. 30, 2012 Operations and maintenance reserve - Kingman USD ($)		Dec. 31, 2011 Operations and maintenance reserve - Kingman USD ($)		Jun. 30, 2012 Debt service reserves USD ($)		Dec. 31, 2011 Debt service reserves USD ($)		Jun. 30, 2012 Construction Escrow Account USD ($)	Dec. 31, 2011 Construction Escrow Account USD ($)		Jun. 30, 2012 Restricted credit card - term deposit USD ($)		Jun. 30, 2012 Restricted credit card - term deposit CAD	Dec. 31, 2011 Restricted credit card - term deposit USD ($)		Dec. 31, 2011 Restricted credit card - term deposit CAD
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 27,853,797		$ 47,015,675		$ 12,000,000	[1]	$ 12,000,000	[1]	$ 434,541	[2]	$ 382,426	[2]	$ 3,536,296	[2]	[2]	$ 257,730	[3]	$ 257,730	[3]	$ 11,517,281	[4]	$ 10,044,143	[4]	[5]	$ 24,226,678	[5]	$ 107,949	[6]	110,000	$ 104,698	[6]	100,000
Less: Current	(3,970,837)	[2]	(21,152,225)	[2]
Restricted cash, non-current	$ 23,882,960		$ 25,863,450

[1]	The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison ("SCE") as required by the related Windstar power purchase agreement ("PPA"). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company upon performance completion.
[2]	On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects' net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.
[3]	On December 31, 2011, the Company funded the Kingman project operations and maintenance reserve with an amount of $257,730, as required by the Kingman credit agreement.
[4]	On January 18, 2011 and April 30, 2012, the Company transferred a total of $9,213,950 and $1,473,138 from the Windstar construction escrow account to the debt service reserve account for the entirety of the Windstar senior secured notes term (Note 12 (a)). On December 31, 2011, the Company funded the Kingman debt service reserve with an amount of $830,193, as required by the Kingman credit agreement.
[5]	On December 9, 2010, the Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders (Note 12). In accordance with the agreement, the full $204,459,000 has been drawn from the lenders, and an additional $4,781,795 in cash equity was provided by the Company. As of June 30, 2012, the full $209,240,795 had been paid out and used strictly for Windstar project costs (Note 12 (a)).
[6]	As of June 30, 2012, C$110,000 (December 31, 2011 - C$100,000) is held on deposit to secure corporate credit cards.